Description of Organization, Business Operations and Basis of Presentation - Financing (Details) - USD ($)		12 Months Ended
	Aug. 04, 2020	Dec. 31, 2021	Dec. 09, 2021
Subsidiary, Sale of Stock [Line Items]
Offering cost	$ 46,300,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares)	82,800,000
Share price (in US$ per share)	$ 10.00
Proceeds from issuance of shares	$ 828,000,000.0
Offering cost	46,300,000
Underwriting commissions	29,000,000.0
Principal deposited in Trust Account	$ 828,000,000.0
Minimum market value of acquiree to net asset held in Trust Account (as a percent)	80.00%
Minimum post-business combination ownership (as a percent)	50.00%
Minimum net tangible asset upon consummation of business combination	$ 5,000,001
Minimum percentage of shares requiring prior consent by entity.	15.00%
Public shares to be redeemed if business combination is not completed (as a percent)	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination		24 months
Threshold business days for redemption of shares of trust account	10 days
Maximum net interest to pay dissolution expenses	$ 100,000
Price of warrants (in dollars per share)	$ 1.00	$ 1.00
Principal deposited in Trust Account	$ 828,000,000.0
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)			$ 0.0001
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares | New CCNB
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)			$ 0.0001
Over-allotment | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares)	10,800,000
Share price (in US$ per share)	$ 10.00
Private Placement | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)	18,560,000
Price of warrants (in dollars per share)	$ 1.00
Proceeds from issuance of warrants	$ 18,600,000
Public Shares | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 10.00